UNITED STATES
                  SECURITIES AND EXCHANGE COMMISSION
                        Washington, D.C. 20549

                             FORM 12b-25

                     NOTIFICATION OF LATE FILING

(Check One):[X] Form 10-K [ ] Form 20-F [ ] Form 11-K [ ] Form 10-Q[ ]Form N-SAR

                 For Period Ended: June 30, 2004

                 [   ] Transition Report on Form 10-K
                 [   ] Transition Report on Form 20-F
                 [   ] Transition Report on Form 11-K
                 [   ] Transition Report on Form 10-Q
                 [   ] Transition Report on Form N-SAR

                 For the Transition Period Ended: _________________

If the notification relates to a portion of the filing checked above, identify the item(s) to which the notification relates:

(PART I   REGISTRANT INFORMATION)

   Military Communications Technologies, Inc.

Full Name of Registrant

   NetSalon Corporation

Former Name if Applicable

19200 Von Karman Avenue, Suite 500

Address of Principal Executive Officer (Street and Number)

Irvine, CA 92612

City, State and Zip Code

PART II - RULES 12B-25(b) AND (c)

If the subject report could not be filed without unreasonable effort or expense and the registrant seeks relief pursuant to Rule 12b-25(b), the following should be completed. (Check box if appropriate)

      | a)   The reasons described in reasonable detail in Part II
      |      of this form could not be eliminated without
      |      unreasonable effort or expense;
      | b)   The subject annual report, semi-annual report,
      |      transition report on Form 10-K, Form 20-F, 11-K, Form
      |      N-SAR, or portion thereof, will be filed on or before
[ X ] |      the fifteenth calendar day following the prescribed due
      |      date; or the subject quarterly report of transition
      |      report on Form 10-Q, or portion thereof will be file on
      |      or before the fifth calendar day following the
      |      prescribed due date; and
      | c)   The accountant's statement or other exhibit required by
      |      Rule 12b-25(c) has been attached if applicable.

PART III   NARRATIVE

State below in reasonable detail the reasons why the Form 10-K, 11-K, 10-Q, N-SAR, or the transition report or portion thereof, could not be filed within the prescribed time period.

Data and other information regarding certain material operations of the Company as well as its financial statements required for the filing are not currently available and could not be made available without unreasonable effort and expense.

PART IV   OTHER INFORMATION

(1) Name and telephone number of person to contact in regard to this notification.

     M. Richard Cutler       (706)          737-6600
     ----------------      ----------    -----------------
           (Name)          (Area Code)   (Telephone Number)

(2) Have all other periodic reports required under Section 13 or 15(d) of the Securities Exchange Act of 1934 or Section 30 of the Investment Company Act of 1940 during the preceding 12 months (or for such shorter) period that the registrant was required to file such reports) been filed? If answer is no, identify reports).

                                                        [ X ] Yes  [  ] No

(3) Is it anticipated that any significant change in results of operations from the corresponding period for the last fiscal year will be reflected by the earnings statements to be included in the subject report or portion thereof?

                                                        [   ] Yes  [ X ] No

             Military Communications Technologies, Inc.
_____________________________________________________________________
             (Name of Registrant as Specified in Charter)

has caused this notification to be signed on its behalf by the undersigned hereunto duly authorized.

Date: September 30, 2004                    By: /s/ Roger May
                                            __________________________
                                            Roger May, Executive Director